W. John McGuire

+1.202.373.6799

wjmcguire@morganlewis.com

VIA EDGAR

April 14, 2016

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	WisdomTree Trust (File Nos. 333-132380 and 811-21864)
Filing Pursuant to Rule 485(b)

Ladies and Gentlemen:

On behalf of our client, WisdomTree Trust (the “Trust”), we are filing, pursuant to Rule 485(b) under the Securities Act of 1933 and under the Investment Company Act of 1940, Post-Effective Amendment No. 546 to the Trust’s Registration Statement on Form N-1A, together with all exhibits thereto (“PEA No. 546”). The purpose of PEA No. 546 is to: (i) incorporate comments received from the Staff to the Trust’s PEA No. 519 filed on January 28, 2016; and (ii) make other non-material changes to the Prospectus and Statement of Additional Information for the Trust’s WisdomTree Fundamental U.S. Short-Term BBB Corporate Bond Fund.

I hereby certify that PEA No. 546 does not contain disclosure that renders it ineligible to be filed under Rule 485(b).

Please feel free to contact me at 202.373.6799 with your questions or comments.

Sincerely,

/s/ W. John McGuire

W. John McGuire

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW
Washington, DC 20004	+1.202.739.3000
United States	+1.202.739.3001